Note 7 LCR main LMU (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LCR main LMU [Line Items]
Average LCR main LMU	134.00%	149.00%	159.00%
BBVA SA [Member]
LCR main LMU [Line Items]
Average LCR main LMU	156.00%	178.00%	186.00%
BBVA Mexico [Member]
LCR main LMU [Line Items]
Average LCR main LMU	146.00%	192.00%	199.00%
Garanti BBVA group [Member]
LCR main LMU [Line Items]
Average LCR main LMU	141.00%	212.00%	185.00%